ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1.ORGANIZATION

Ares Acquisition Corporation (the “Company”) was incorporated in Cayman Islands on January 24, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).

The Company is not limited to a particular or geographic region for purposes of consummating a Business Combination.

As of June 30, 2023, the Company had not commenced any operations. All activity for the period from January 24, 2020 (inception) through June 30, 2023 relates to the Company’s formation, the initial public offering (“Initial Public Offering”) described below and since the closing of the Initial Public Offering, the search for a prospective initial business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on February 1, 2021. On February 4, 2021, the Company consummated its Initial Public Offering of 100,000,000 (the “Units” and, with respect to the shares Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, including 13,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $1.0 billion, and incurring offering costs of approximately $55.9 million, of which $35.0 million was for deferred underwriting commissions (see Note 5). On June 29, 2023, one of the underwriters waived its entitlement to its deferred underwriting commissions of $2.0 million with respect to the Proposed Business Combination (as defined herein) (See Note 5). Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 15,333,333 warrants (the “Private Placement Warrants”), including 1,733,333 additional Private Placement Warrants to cover over-allotments, for an aggregate purchase price of $23.0 million, in a private placement to Ares Acquisition Holdings L.P., a Cayman Islands limited partnership (the “Sponsor”) (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $1.0 billion ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the consummation of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more target businesses that together have a fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting discounts and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Class A ordinary shares upon the consummation of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to convert their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to the Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (see Note 5). The Public Shares will be classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity”. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association (as amended from time to time, the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed to vote their Class B ordinary shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. Subsequent to the consummation of the Initial Public Offering, the Company will adopt an insider trading policy which will require insiders to (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with the Company’s legal counsel prior to execution.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct conversion pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from converting its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The initial shareholders have agreed (i) to waive their redemption rights with respect to their Class B ordinary shares and Public Shares held by them in connection with the completion of a Business Combination and (ii) not to propose an amendment to (a) modify the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete a Business Combination by the Combination Period (as defined below) or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

On December 5, 2022, the Company entered into a business combination agreement with X-Energy Reactor Company, LLC, a Delaware limited liability company (“X-energy”) (see “Proposed Business Combination” below). On January 26, 2023, the Sponsor agreed to make monthly deposits directly to the Trust Account of $0.03 for each outstanding Class A ordinary share, up to a maximum of $1.2 million per month (each deposit, a “Contribution”) following the approval and implementation of the First Extension (as defined below). Such Contributions have been made pursuant to a non-interest bearing, unsecured promissory note (the “Promissory Note”) issued by the Company to the Sponsor. Such Contributions, which have been paid monthly (or a pro rata portion thereof if less than a full month), began on February 3, 2023, and thereafter on the first day of each month (or if such first day is not a business day, on the business day immediately preceding such first day) until the earlier of (i) the consummation of the Proposed Business Combination, and (ii) August 4, 2023 (or any earlier date of termination, dissolution or winding up of the Company in accordance with its Amended and Restated Memorandum and Articles of Association or as otherwise determined in the sole discretion of our board of directors) (the earlier of (i) and (ii), the “Maturity Date”) (see Note 4). On February 2, 2023, the Company held a special meeting of shareholders and approved a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial business combination from February 4, 2023 to August 4, 2023, or such earlier date as the board of directors of the Company may approve in accordance with the Amended and Restated Memorandum and Articles of Association (the “First Extension”). In connection with the approval of the First Extension, shareholders elected to redeem an aggregate of 53,002,919 Class A ordinary shares, of which the Company paid cash from the Trust Account in the aggregate amount of approximately $539.0 million (approximately $10.17 per share) to redeeming shareholders. On July 24, 2023, the Company amended and restated the Promissory Note (the “Amended and Restated Promissory Note”) to increase the aggregate principal amount thereunder to up to $10,800,000, representing additional monthly deposits directly to the Trust Account of $0.0255 for each outstanding Class A ordinary share (each deposit, an “Additional Contribution”), following the approval and implementation of the Second Extension (as defined below). The Additional Contributions, which will be paid monthly (or a pro rata portion thereof if less than a full month), began on August 2, 2023, and thereafter on the first day of each month (or if such first day is not a business day, on the business day immediately preceding such first day) until the earlier of (i) the consummation of a business combination, and (ii) November 6, 2023 (or any earlier date of termination, dissolution or winding up of the Company in accordance with the Amended and Restated Memorandum and Articles of Association or as otherwise determined in the sole discretion of the Company’s board of directors) (the earlier of (i) and (ii), the “A&R Note Maturity Date”). On August 1, 2023, the Company held a special meeting of shareholders and approved a proposal to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate an initial business combination from August 4, 2023 to November 6, 2023, or such earlier date as the board of directors of the Company may approve in accordance with the Amended and Restated Memorandum and Articles of Association (the “Second Extension”). In connection with the approval of the Second Extension, shareholders elected to redeem an aggregate of 1,392,821 Class A ordinary shares, of which the Company paid cash from the Trust Account in the aggregate amount of approximately $14.7 million (approximately $10.58 per share) to redeeming shareholders.

The Company has until November 6, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less $100,000 of interest to pay dissolution expenses), which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial shareholders have agreed to waive their liquidation rights with respect to the Class B ordinary shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commissions (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all material vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On December 5, 2022, the Company entered into a business combination agreement (the “Original Business Combination Agreement”), as amended by the first amendment to the business combination agreement, dated as of June 11, 2023 (the “First Amendment to Business Combination Agreement”) (as it may be further amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), among the Company, X-energy and, solely for purposes of Section 1.01(f), Section 6.25 and Article IX of the Business Combination Agreement, each of The Kamal S. Ghaffarian Revocable Trust, IBX Company Opportunity Fund 1, LP, a Delaware limited partnership, IBX Company Opportunity Fund 2, LP, a Delaware limited partnership, IBX Opportunity GP, Inc., a Delaware corporation, GM Enterprises LLC, a Delaware limited liability company, and X-Energy Management, LLC, a Delaware limited liability company. The transactions contemplated by the Business Combination Agreement are referred to as the “Proposed Business Combination.”

Following the time of the closing (the “Closing”) of the Business Combination, the combined company will redomicile as a Delaware corporation, and X-energy will be organized in an umbrella partnership C corporation structure, in which substantially all of the assets and the business of the combined company will be held by X-energy. The combined company’s business will continue to operate through X-energy and its subsidiaries. In connection with the Closing, the Company will change its name to “X-Energy, Inc.”

The Business Combination Agreement and the Proposed Business Combination were approved by the boards of directors of each of the Company (including, in the case of the Company, the special committee of the board of directors, which consists of its independent directors) and X-energy. For further details on the Proposed Business Combination, refer to the Annual Report on Form 10-K for the year ended December 31, 2022, filed by the Company with the SEC on February 28, 2023, as amended by the Annual Report on Form 10-K/A for the year ended December 31, 2022, filed by the Company with the SEC on March 10, 2023, the registration statement on Form S-4 filed by the Company with the SEC on January 25, 2023 (as amended by Amendment No. 1, Amendment No. 2, Amendment No. 3 and Amendment No. 4 thereto, filed on March 24, 2023, June 12, 2023, July 3, 2023 and July 25, 2023, respectively, the “Registration Statement”) and the Current Report on Form 8-K filed by the Company with the SEC on June 12, 2023.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the period presented. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year or any future period. These unaudited condensed financial statements should be read in conjunction with the audited financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2022, filed by the Company with the SEC on February 28, 2023, as amended by the Annual Report on Form 10-K/A for the year ended December 31, 2022, filed by the Company with the SEC on March 10, 2023.

Going Concern Considerations, Liquidity and Capital Resources

As of June 30, 2023, the Company had investments held in the Trust Account of approximately $492.1 million consisting of cash and a money market fund that invests solely in U.S. government securities. Interest income on the balance in the Trust Account may be used by the Company to pay taxes and to pay up to $100,000 of any dissolution expenses. The Company’s liquidity needs to date have been satisfied through a contribution of $25,000 from the Sponsor to cover for certain expenses in exchange for the issuance of the Class B ordinary shares, a loan of $278,085 from the Sponsor, and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company repaid the loan from the Sponsor in full on February 4, 2021, and borrowings under such loan are no longer available. The Company is also party to a working capital loan agreement with the Sponsor, pursuant to which the Company may borrow up to $2.5 million for ongoing business expenses and the Business Combination. As of June 30, 2023, there was $2.5 million outstanding under the Working Capital Loan (see Note 4).

As of June 30, 2023, the Company had a working capital deficit of approximately $23.5 million, current liabilities of $23.6 million and approximately $56,000 in its operating bank account. The Company does not have sufficient liquidity to meet its anticipated obligations over the next year from the date of issuance of these unaudited condensed financial statements. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the extended mandatory liquidation, as approved on February 2, 2023 and August 1, 2023, and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern through November 6, 2023, the extended mandatory liquidation date of the Company, if it is unsuccessful in consummating an initial Business Combination prior to such date. The Company has access to funds from the Sponsor that are sufficient to fund the working capital needs of the Company until a potential business combination or up to the extended mandatory liquidation. Management further intends to close the Proposed Business Combination before the extended mandatory liquidation date.

1.ORGANIZATION

Ares Acquisition Corporation (the “Company”) was incorporated in Cayman Islands on January 24, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular or geographic region for purposes of consummating a Business Combination.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from January 24, 2020 (inception) through December 31, 2022 relates to the Company’s formation, the initial public offering (“Initial Public Offering”) described below and since the closing of the Initial Public Offering, the search for a prospective initial business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on February 1, 2021. On February 4, 2021, the Company consummated its Initial Public Offering of 100,000,000 (the “Units” and, with respect to the shares Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, including 13,000,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $1.0 billion, and incurring offering costs of approximately $55.9 million, of which $35.0 million was for deferred underwriting commissions (see Note 5). Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 15,333,333 warrants (the “Private Placement Warrants”), including 1,733,333 additional Private Placement Warrants to cover over-allotments, for an aggregate purchase price of $23.0 million, in a private placement to Ares Acquisition Holdings L.P., a Cayman Island limited partnership (the “Sponsor”) (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $1.0 billion ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (“Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the consummation of a Business Combination and (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more target businesses that together have a fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting discounts and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Class A ordinary shares upon the consummation of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to convert their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to the Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters

(see Note 5). The Public Shares will be classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity”. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed to vote their Class B ordinary shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. Subsequent to the consummation of the Initial Public Offering, the Company will adopt an insider trading policy which will require insiders to (i) refrain from purchasing shares during certain blackout periods and when they are in possession of any material non-public information and (ii) to clear all trades with the Company’s legal counsel prior to execution.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct conversion pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from converting its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The initial shareholders have agreed (i) to waive their redemption rights with respect to their Class B ordinary shares and Public Shares held by them in connection with the completion of a Business Combination and (ii) not to propose an amendment to (a) modify the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete a Business Combination by the Combination Period (as defined below) or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company has until August 4, 2023 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company (less taxes payable and up to $100,000 of interest to pay dissolution expenses), which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial shareholders have agreed to waive their liquidation rights with respect to the Class B ordinary shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commissions (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all material vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Recent Developments

Proposed Business Combination

On December 5, 2022 (the “Signing Date”), the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), among the Company, X-Energy Reactor Company, LLC, a Delaware limited liability company (“X-energy”) and, solely for purposes of Section 1.01(f), Section 6.25 and Article IX of the Business Combination Agreement, each of The Kamal S. Ghaffarian Revocable Trust, IBX Company Opportunity Fund 1, LP, a Delaware limited partnership, IBX Company Opportunity Fund 2, LP, a Delaware limited partnership, IBX Opportunity GP, Inc., a Delaware corporation, GM Enterprises LLC, a Delaware limited liability company, and X-Energy Management, LLC, a Delaware limited liability company. The transactions contemplated by the Business Combination Agreement are referred to as the “Proposed Business Combination”.

Following the time of the closing (the “Closing,” and the date on which the Closing occurs, the “Closing Date”) of the Business Combination, the combined company will be organized in an umbrella partnership C corporation structure, in which substantially all of the assets and the business of the combined company will be held by X-energy. The combined company’s business will continue to operate through X-energy and its subsidiaries. In connection with the Closing, the Company will change its name to “X-Energy, Inc.” (such company after the Closing, “New X-energy”).

The Business Combination Agreement and the Proposed Business Combination were approved by the boards of directors of each of the Company (including, in the case of the Company, the special committee of the board of directors, which consists of its independent directors, (the “Special Committee”)) and X-energy.

The Recapitalization

Immediately prior to the Closing, X-energy will effectuate a recapitalization (the “Recapitalization”) whereby all outstanding equity securities of X-energy will be converted or exchanged into common units (each, an “X-energy Common Unit” and collectively, the “X-energy Common Units”) and unvested earn out units (each, an “Earn Out Unit” and collectively, the “Earn Out Units”), as applicable.

Member Earn-Out

As part of the Recapitalization, up to 25,000,000 Earn Out Units will be subject to vesting at the Closing and will be earned, released and delivered upon satisfaction of certain milestones pursuant to the Business Combination Agreement and on the terms and subject to the conditions thereof.

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”) with X-energy, the Sponsor and each of the Company’s independent directors (the “Company Independent Directors,” collectively with the Sponsor, the “Purchaser Support Parties,” and each, a “Purchaser Support Party”), pursuant to which the Purchaser Support Parties agreed to, among other things: (i) vote in favor of adoption of the Transaction Proposals; (ii) vote against any Alternative Transaction (as defined in the Business Combination Agreement) and any merger agreement or merger other than the Transaction Proposals, the Business Combination Agreement and the Business Combination; (iii) vote against any change in the business, management or board of directors of the Company (other than in connection with the Transaction Proposals or pursuant to the Business Combination Agreement or ancillary agreements); and (iv) vote against any proposal, action or agreement that would: (a) impede, interfere, frustrate, prevent or nullify any provision of the Sponsor Support Agreement, the Business Combination Agreement or the Business Combination; (b) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of the Company under the Business Combination Agreement; (c) result in any of the closing conditions of the Business Combination Agreement not being fulfilled; (d) result in a breach of any covenant, representation or warranty or other obligation or agreement of the Purchaser Support Party in the Sponsor Support Agreement; or (e) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the Company. Each officer and director of the Company previously entered into a letter agreement with the Company in connection with the Company’s Initial Public Offering, pursuant to which they agreed to vote any the Company ordinary shares held by them in favor of the Business Combination. If at any time following the Signing Date and until the termination of the Business Combination Agreement, the board of directors of the Company or the Special Committee effect a Modification in Recommendation, then the obligations to vote or consent in accordance with the foregoing clauses (i) – (iv), (x) with respect to the Purchaser Support Parties other than the Sponsor, shall cease to apply and each of the Company’s independent directors shall be expressly permitted to vote or provide consent in respect of their respective Company ordinary shares in their sole discretion and (y) with respect to the Sponsor, shall automatically be deemed to be modified such that the Sponsor will vote or provide its consent with respect to its Cayman Class B shares in the same proportion to the votes cast or consent provided, as applicable, of the Company’s Public Shareholders.

Pursuant to the Sponsor Support Agreement, until the earliest of the Closing, termination of the Business Combination Agreement and the liquidation of X-energy, no Purchaser Support Party shall (subject to limited and customary exceptions), without the prior written consent of X-energy: (i) sell, offer to sell, contract or agree to sell, hypothecate or pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, any Cayman Class B Shares or Cayman Purchaser Warrants (together, the “Sponsor Subject Securities”); (ii) enter into any swap or other arrangement that transfers to another any of the economic consequences of ownership of any Sponsor Subject Securities; (iii) take any action in furtherance of any of the matters described in the foregoing clauses (i) or (ii); or (iv) publicly announce any intention to effect any transaction specified in the foregoing clauses (i) or (ii).

Member Support Agreement

Concurrently with the execution of the Business Combination Agreement, certain Members entered into the Member Support Agreement (the “Member Support Agreement”), pursuant to which such Members have agreed to, among other things, vote (or act by written consent): (i) to approve and adopt the Business Combination Agreement and the consummation of the Business Combination, including the Recapitalization; (ii) against any Alternative Transaction or any proposal relating to an Alternative Transaction; (iii) against any merger agreement or merger (other than the Business Combination Agreement and the Business Combination), consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by X-energy; (iv) against any change in the business, management or board of directors of X-energy (other than pursuant to the Business Combination Agreement or the ancillary agreements); and (v) against any proposal, action or agreement that would: (a) impede, interfere, frustrate, prevent or nullify any provision of the Member Support Agreement, the Business Combination Agreement or the Business Combination; (b) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of X-energy under the Business Combination Agreement; (c) result in any of the closing conditions of the Business Combination Agreement not being fulfilled; (d) result in a breach of any covenant, representation or warranty or other obligation or agreement of such Member contained in the Member Support Agreement; or (e) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, X-energy.

Tax Receivable Agreement

At the Closing, New X-energy will enter into a Tax Receivable Agreement (the “Tax Receivable Agreement”) with X-energy and certain members of X-energy (the “TRA Holders”). Pursuant to the Tax Receivable Agreement, among other things, New X-energy will be required to pay to each TRA Holder 85% of certain tax benefits, if any, that it realizes (or in certain cases is deemed to realize) as a result of the increases in tax basis resulting from any exchange of X-energy Common Units for New X-energy Class A Common Stock or cash in the future and certain other tax benefits arising from payments under the Tax Receivable Agreement. In certain cases, New X-energy’s obligations under the Tax Receivable Agreement may accelerate and become due and payable, based on certain assumptions, upon a change in control and certain other termination events, as defined in the Tax Receivable Agreement.

Lock-Up Agreements

Sponsor Lock-Up Agreement

At the Closing, the Purchaser Support Parties and New X-energy will enter into a Lock-Up Agreement (the “Sponsor Lock-Up Agreement”), pursuant to which the Purchaser Support Parties and each of their respective permitted assigns will agree not to, without the prior written consent of the New X-energy Board, prior to the date that is one year after the Closing Date (the “Lock-Up Period”): (i) sell, offer to sell, contract or agree to sell, hypothecate or pledge, grant any option to purchase or otherwise dispose of, directly or indirectly, or agree to dispose of or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act (as defined in the Business Combination Agreement) with respect to: (a) any shares of New X-energy Class A Common Stock the Purchaser Support Parties received upon conversion of its Cayman Class B Shares in connection with the Domestication; and (b) New X-energy Warrants received upon conversion of its the Company private placement warrants in connection with the Domestication (or the shares of New X-energy Class A Common Stock issuable upon exercise of such warrants) (the securities specified in clauses (a) and (b), collectively, the “Sponsor Lock-Up Shares”); (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Sponsor Lock-Up Shares, whether any such transaction is to be settled by delivery of such securities in cash or otherwise; (iii) take any action in furtherance of any of the matters described in the foregoing clauses (i) or (ii); or (iv) publicly announce any intention to effect any transaction specified in the foregoing clauses (i) or (ii). The Sponsor Lock-Up Agreement provides for certain customary permitted transfers, including but not limited to, transfers to certain affiliates or family members and the exercise of certain stock options and warrants.

X-energy Lock-Up Agreement

At the Closing, New X-energy, certain equityholders of X-energy (the “Lock-Up Holders”) will enter into a Lock-Up Agreement (the “X-energy Lock-Up Agreement”), pursuant to which the Lock-Up Holders will agree not to, without the prior written consent of the New X-energy Board, prior to the date that is one year after the Closing: (i) sell, offer to sell, contract or agree to sell, hypothecate or pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act with respect to: (a) any shares of New X-energy Class A Common Stock; or (b) any securities convertible into, or exercisable, redeemable or exchangeable for, New X-energy Class A Common Stock held by such holder immediately after the consummation of the Business Combination (the shares of New X-energy Class A Common Stock and securities specified in clauses (a) and (b), collectively, the “Lock-Up Shares”); (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any Lock-Up Shares, whether any such transaction is to be settled by delivery of such securities in cash or otherwise; (iii) take any action in furtherance of any of the matters described in the foregoing clauses (i) or (ii); or (iv) publicly announce any intention to effect any transaction specified in the foregoing clauses (i) or (ii). The X-energy Lock-Up Agreement provides for certain customary permitted transfers, including but not limited to, transfers to certain affiliates or family members and the exercise of certain stock options and warrants.

Amended and Restated Registration Rights Agreement

At the Closing, the Company, the Sponsor and certain securityholders of X-energy will enter into an amended and restated registration rights agreement (the “A&R Registration Rights Agreement”), pursuant to which, among other things, the Sponsor and such other securityholders will be granted certain customary registration rights, on the terms and subject to the conditions in the A&R Registration Rights Agreement, with respect to securities of New X-energy that they will hold following the Business Combination.

Commitment Letter

On December 5, 2022, the Company and X-energy entered into a commitment letter (the “Commitment Letter”) with AAC Holdings II LP (the “Investor”), an affiliate of Ares Management Corporation and the Sponsor. On the terms and subject to the conditions set forth in the Commitment Letter and the summary of terms attached to the Commitment Letter, pursuant to which among other things, the Investor has committed that it or its affiliated vehicles or designees will purchase in a private placement, to close immediately prior to the closing of the Business Combination, up to 45,000 shares of Series A preferred stock of the Company (the “Series A Preferred Stock”) at a purchase price of $1,000.00 per share, resulting in gross proceeds to the Company of up to $45.0 million (the “PIPE Commitment”) as such amounts may be reduced as described below.

Extension

On February 2, 2023, the Company held an extraordinary general meeting of shareholders and approved a proposal to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate an initial business combination from February 4, 2023 to August 4, 2023, or such earlier date as the board of directors of the Company may approve in accordance with the amended and restated memorandum and articles of association (the “Extension”). In connection with the approval of the Extension, shareholders elected to redeem an aggregate of 53,002,919 ordinary shares, of which the Company paid cash from the Trust Account in the aggregate amount of approximately $539.0 million (approximately $10.17 per share) to redeeming shareholders.

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Risks and Uncertainties

Management is continuing to evaluate the impact of increases in inflation and interest rates, the COVID-19 pandemic and the conflict in Ukraine and the surrounding region, and has concluded that while it is reasonably possible that the risks and uncertainties related to or resulting from these events could have a negative effect on the Company’s financial position, results of its operations and/or ability to complete an initial Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

Going Concern Considerations, Liquidity and Capital Resources

As of December 31, 2022, the Company had investments held in the Trust Account of approximately $1.0 billion consisting of cash and a money market fund that invests in U.S. government securities. Interest income on the balance in the Trust Account may be used by the Company to pay taxes, and to pay up to $100,000 of any dissolution expenses. The Company’s liquidity needs to date have been satisfied through a contribution of $25,000 from Sponsor to cover for certain expenses in exchange for the issuance of the Class B ordinary shares, a loan of $278,085 from the Sponsor pursuant to the Promissory Note (see Note 4), and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company repaid the Promissory Note in full on February 4, 2021. Borrowings under the Promissory Note are no longer available. The Company is also party to a working capital loan agreement with the Sponsor, pursuant to which the Company may borrow up to $2,500,000, for ongoing business expenses and the Business Combination. As of December 31, 2022, there was $1,500,000 outstanding under the Working Capital Loan (see Note 4).

As of December 31, 2022, the Company had a working capital deficit of approximately $9.6 million, current liabilities of $9.7 million and approximately $38,000 in its operating bank account. The Company does not have sufficient liquidity to meet its anticipated obligations over the next year from the date of issuance of these financial statements. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the extended mandatory liquidation as approved on February 2, 2023 and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern through August 4, 2023, the extended mandatory liquidation date of the Company, if it is unsuccessful in consummating an initial Business Combination prior to such date. The Company has access to funds from the Sponsor that are sufficient to fund the working capital needs of the Company until a potential business combination or up to the extended mandatory liquidation. Management further intends to close the Proposed Business Combination before the extended mandatory liquidation date.